Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds	$ 8,013	$ 32,204	$ 10,599
Intrinsic value	155,903	208,426	57,567
Income tax benefit	$ 37,993	$ 47,659	$ 14,008